Commitments and Contingencies (Details)	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
Contractual obligations due Less than 1 year	$ 204,900
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in More than 5 years
Total obligations	204,900
Office lease [Member]
Other Commitments [Line Items]
Contractual obligations due Less than 1 year	90,200
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in More than 5 years
Total obligations	90,200
Note payable [Member]
Other Commitments [Line Items]
Contractual obligations due Less than 1 year	114,700
Contractual obligations due in 1-2 years
Contractual obligations due in 3-5 years
Contractual obligations due in More than 5 years
Total obligations	$ 114,700